Operating leases	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Operating leases
Operating leases
Lease costs recorded under operating leases for the three months ended March 31, 2019 were as follows:

Three Months Ended
March 31, 2019
(in thousands)

Operating lease costs	$8,655
Income from sub-leases	(520)
Net operating lease costs	$8,135

Of the total cost of $8.1 million, $7.2 million is recorded within selling, general and administration costs and $0.9 million is recorded within direct costs.
During the three months ended March 31, 2019, the Group did not incur any costs related to variable lease payments.
The adoption of ASC 842 resulted in the recognition of operating right-of-use assets and lease liabilities of $106.5 million at January1, 2019. Additional right-of-use assets obtained in exchange for lease obligations during the three month ended March 31, 2019 totaled $13.0 million. The weighted average remaining lease term and weighted-average discount rate at March 31, 2019 were 5.51 years and 3.96%, respectively.
Future minimum lease payments under non-cancellable leases as of March 31, 2019 were as follows:

Minimum rental
payments
(in thousands)
Due within 1 year	$29,453
Due between 1 and 5 years	67,499
Thereafter	18,660
Total future minimum lease payments	115,612
Lease imputed interest	(3,502)
Total	$112,110

Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $28.1 million have been included in other liabilities as at March 31, 2019.